Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 1			₨ 2
Balances with banks	14,324			1,807
Term deposits with banks (original maturities less than 3 months)	504			244
Cash and cash equivalents in the statement of financial position	14,829	$ 203		2,053
Bank overdrafts used for cash management purposes	9	0	[1]	91
Cash and cash equivalents in the statement of cash flow	14,820	$ 203		1,962	$ 27	₨ 2,228	₨ 2,542
Balance in unclaimed dividend and debenture interest account	106			111
Balances in Escrow account pursuant to the Business Transfer Agreement with Wockhardt Limited	40			0
Other restricted cash balances	₨ 82			₨ 15

[1]	Rounded to the nearest million.